OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2025
Operating Segments
OPERATING SEGMENTS

NOTE 33 – OPERATING SEGMENTS:

The Company and its subsidiaries are engaged in the following two segments, currently in one graphical location (Israel):

a.	Retail automation solutions – Smart Carts (“Smart Carts”)

b.	Manufacturing and selling of precision metal parts – “Precision Metal Parts”

	Year Ended December 31, 2025
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$4,693	$3,208	$7,901

Cost of revenues
External	4,163	2,644	6,807
Inter-segment	-	-	-
Total	4,163	2,644	6,807

Segment operational loss	392	36,064	36,456
Loss on revaluation of warrant liability			(998)
Finance expense, net			601
Tax expenses			-
Loss			$36,059

	Year Ended December 31, 2024
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$4,844	$532	$5,376

Cost of revenues
External	3,258	275	3,533
Inter-segment	-	(46)	(46)
Total	3,258	229	3,487

Segment operational loss (gain)	(182)	13,037	12,855
Loss on revaluation of warrant liability			4,389
Finance expense, net			178
Tax expenses			-
Loss			$17,422

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 33 – OPERATING SEGMENTS (CONTINUED):

	Year Ended December 31, 2023
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$3,084	$6,128	$9,212

Cost of revenues
External	2,867	5,548	8,415
Inter-segment	-	(456)	(456)
Total	2,867	5,092	7,959

Segment operational loss	2,416	15,905	18,321
Gain on revaluation of warrant liability			(1,255)
Finance expense, net			171
Tax expenses			-
Loss			$17,237

	As at December 31, 2025
	Precision Metal Parts	Smart Carts	Total
Segment assets	$2,871	$82,289	$85,160
Segment liabilities	$1,138	$7,601	$8,739

	As at December 31, 2024
	Precision Metal Parts	Discontinued operations	Smart Carts	Total
Segment assets	$3,017	$1,043	$14,818	$18,878
Segment liabilities	$2,138	$717	$9,179	$12,034